Leases - Total of Future Minimum Lease Payments and Their Present Value Under Finance Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	¥ 10,317	¥ 112,988
Less: Future interest charges	(1,151)	(6,064)
Present value of finance lease commitments	9,166	106,924
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	2,567	27,901
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	4,664	78,958
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	¥ 3,086	¥ 6,129